Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

	2017			2016
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$3,545	$262	$3,807	$3,440	$276	$3,716
Current service cost	47	3	50	43	3	46
Interest cost	122	10	132	130	11	141
Actuarial losses (gains)	209	9	218	288	(14)	274
Benefits paid	(159)	(11)	(170)	(164)	(12)	(176)
Settlement losses (gains)(1)	(86)	—	(86)	—	—	—
Plan amendments	(2)	—	(2)	—	—	—
Foreign exchange rate movement	(15)	(5)	(20)	(192)	(2)	(194)
Defined benefit obligation, December 31	$3,661	$268	$3,929	$3,545	$262	$3,807
Change in plan assets:
Fair value of plan assets, January 1	$3,243	$—	$3,243	$3,193	$—	$3,193
Administrative expense	—	—	—	(1)	—	(1)
Interest income on plan assets	110	—	110	119	—	119
Return on plan assets (excluding amounts included in net interest expense)	116	—	116	168	—	168
Employer contributions	80	11	91	129	12	141
Benefits paid	(159)	(11)	(170)	(164)	(12)	(176)
Settlement losses (gains)(1)	(80)	—	(80)	—	—	—
Foreign exchange rate movement	(9)	—	(9)	(201)	—	(201)
Fair value of plan assets, December 31	$3,301	$—	$3,301	$3,243	$—	$3,243
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$3,301	$—	$3,301	$3,243	$—	$3,243
Defined benefit (obligation)	(3,661)	(268)	(3,929)	(3,545)	(262)	(3,807)
Net recognized (liability) asset, December 31	$(360)	$(268)	$(628)	$(302)	$(262)	$(564)

Schedule of Net Benefit Expense
In 2017, the Company terminated and completely settled the defined benefit pension plan of a U.S. subsidiary within the SLF Asset Management segment.

Components of net benefit expense recognized:
Current service cost	$47	$3	$50	$43	$3	$46
Administrative expense	—	—	—	1	—	1
Net interest expense (income)	12	10	22	11	11	22
Settlement losses (gains)(1)	(6)	—	(6)	—	—	—
Plan amendments	(2)	—	(2)	—	—	—
Other long-term employee benefit losses (gains)	—	4	4	—	(3)	(3)
Net benefit expense	$51	$17	$68	$55	$11	$66

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$116	$—	$116	$168	$—	$168
Actuarial gains (losses) arising from changes in demographic assumptions	2	1	3	—	—	—
Actuarial gains (losses) arising from changes in financial assumptions	(161)	(11)	(172)	(251)	(9)	(260)
Actuarial gains (losses) arising from experience adjustments	(50)	5	(45)	(37)	20	(17)
Foreign exchange rate movement	6	1	7	2	2	4
Components of defined benefit costs recognized in Other comprehensive income (loss)	$(87)	$(4)	$(91)	$(118)	$13	$(105)
In 2017, the Company terminated and completely settled the defined benefit pension plan of a U.S. subsidiary within the SLF Asset Management segment.

Schedule of Assumptions Used

	2017			2016
	Canada %	U.K. %	U.S. %	Canada %	U.K. %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.40	2.30	3.70	3.70	2.55	4.25
Rate of compensation increase	3.10	n/a	n/a	3.00	n/a	n/a
Pension increases	0.00-0.15	3.50	n/a	0.00-0.15	3.55	n/a
To determine net benefit expense for year:
Discount rate for pension plans	3.70	2.55	4.25	3.90	3.55	4.75
Rate of compensation increase	3.00	n/a	n/a	3.00	n/a	n/a
Pension increases	0.00-0.15	3.55	n/a	0.00-0.25	3.45	n/a
Health care trend rates:
Initial health care trend rate	5.47	n/a	6.50	5.53	n/a	6.50
Ultimate health care trend rate	4.50	n/a	5.00	4.50	n/a	5.00
Year ultimate health care trend rate reached	2030	n/a	2023	2030	n/a	2023

	2017			2016
	Canada	U.K.	U.S.	Canada	U.K.	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	22	24	23	22	25	22
Female	25	26	24	24	27	25
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	24	26	24	24	28	24
Female	25	29	26	25	31	26
Average duration (in years) of pension obligation	17.1	19.0	13.3	17.2	22.0	14.5

Schedule of Effect of Percentage-Point Changes For Sensitives
The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity(1):
1% decrease	$695	$35
1% increase	$(535)	$(29)
Rate of compensation increase assumption:
1% decrease	$(83)	n/a
1% increase	$87	n/a
Health care trend rate assumption:
1% decrease	n/a	$(14)
1% increase	n/a	$16
Mortality rates(2):
10% decrease	$93	$6

(1)	Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.

(2)	Represents 10% decrease in mortality rates at each age.

Schedule of Allocation of Plan Assets
Composition of fair value of plan assets, December 31:

	2017	2016
Equity investments	3%	3%
Fixed income investments	86%	86%
Real estate investments	7%	6%
Other	4%	5%
Total composition of fair value of plan assets	100%	100%

Schedule of Expected Contributions and Expected Future Benefit Payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$119	$15	$134

Expected Future Benefit Payments

	2018	2019	2020	2021	2022	2023 to 2027
Pension	$149	$153	$161	$165	$177	$967
Post-retirement	15	15	16	16	17	91
Total	$164	$168	$177	$181	$194	$1,058